Investment	12 Months Ended
Apr. 30, 2022
Disclosure Of Business Combinations [Abstract]
Investment
7.	Investment

Marketable securities at April 30, 2022 consists of a FVTPL investment in Westward Gold Inc. (formerly IM Exploration Inc.) (“WG”). At April 30, 2022, the Company held 4,100,000 common shares valued at $0.12 for $492 representing a $287 unrealized loss from the original cost, valued at $779 at April 30, 2021. The fair value of WG has been determined by reference to published price quotations in an active market.

While the Company will seek to maximize the proceeds it receives from the sale of its WG Shares, there is no assurance as to the timing of disposition or the amount that will be realized.